SHARE-BASED PAYMENTS (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of number and weighted-average exercise prices of share options
The following table summarizes the activity of share options under the 2019 ESOP during the nine months ended September 30, 2024.

	Number of options	Weighted average exercise price
Outstanding at January 1, 2024	11,499,819	$9.40
Granted during the year	-	$—
Forfeited during the year	(599,200)	$10.20
Exercised during the year	(300,000)	$7.68

Outstanding at September 30, 2024	10,600,619	$9.40
Exercisable at September 30, 2024	6,745,305	$9.31
The following table summarizes the activity of share options under the 2023 ESOP during the nine months ended September 30, 2024.

	Number of options	Weighted average exercise price
Outstanding at January 1, 2024	3,411,636	$11.68
Granted during the year	-	$—
Forfeited during the year	(88,166)	$11.59
Exercised during the year	-	$—

Outstanding at September 30, 2024	3,323,470	$11.68
Exercisable at September 30, 2024	1,513,572	$11.65

Schedule of fair value of option granted
The inputs used in the measurement of the fair values of equity-settled awards at the respective modification dates and the re-measurement of the fair values of cash-settled awards at the period end dates were as follows:

2019 ESOP:	Equity-settled awards Fair value at re-measurement dates:	Cash settled awards remeasured fair value at September 30, 2024
Cash compensation payable of group performance based options	N/A	$0.22 - $4.92
Fair value of underlying share at re-measurement dates	$13.00 - $18.94	N/A
Exercise price	$7.70 - $12.63	N/A
Expected volatility	39.8% - 44.4%	42.2%
Expected life	1.03 - 5.19 years	0.09 - 1.75 years
Expected dividends	0%	0%
Risk-free interest rate	4.0% - 4.8%	4.6%

2023 ESOP:	Equity-settled awards Fair value at re-measurement dates:	Cash settled awards remeasured fair value at September 30, 2024
Cash compensation payable of group performance based options	N/A	$0.23 - $3.69
Fair value of underlying share at re-measurement dates	$13.00 - $18.94	N/A
Exercise price	$7.70 - $14.19	N/A
Expected volatility	39.8% - 43.6%	42.2%
Expected life	1.03 - 3.61 years	0.09 - 1.75 years
Expected dividends	0%	0%
Risk-free interest rate	4.1% - 4.8%	4.6%

Schedule of activity in restricted share units and performance share units
The following table summarizes the activity in restricted share units and performance share units for employees and non-employee directors during the nine months ended September 30, 2024.

	Restricted Share Units		Performance Share Units
	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2024	-	$-	-	$-
Granted during the year	1,101,085	$13.63	2,012,596	$14.55
Vested during the year	(10,060)	$13.64	-	$-
Forfeited during the year	(16,154)	$13.64	(30,096)	$14.55

Outstanding at September 30, 2024	1,074,871	$13.63	1,982,500	$14.55